Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
July 31, 2026
XS4-NPRT1-0926
1.968035.112
Common Stocks - 98.5%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd (b)	101,900	1,426,599
BERMUDA - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Marex Group Ltd	209,203	13,581,459
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
StoneCo Ltd Class A (b)	396,400	4,509,050
CANADA - 0.3%
Industrials - 0.0%
Electrical Equipment - 0.0%
Electrovaya Inc (United States) (a)	68,158	560,259
Materials - 0.3%
Metals & Mining - 0.3%
Ssr Mining Inc (United States) (a)	182,200	4,667,964
TOTAL CANADA		5,228,223
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Patria Investments Ltd Class A (b)	288,057	3,116,777
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (a)(b)	157,200	4,368,588
PUERTO RICO - 0.8%
Financials - 0.8%
Financial Services - 0.8%
EVERTEC Inc	506,061	15,404,497
SWITZERLAND - 0.8%
Consumer Discretionary - 0.8%
Automobile Components - 0.8%
Garrett Motion Inc	480,000	14,952,000
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	40,700	10,321,520
THAILAND - 2.0%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Fabrinet (a)	90,300	39,317,523
UNITED STATES - 92.8%
Consumer Discretionary - 10.8%
Automobile Components - 0.3%
Dorman Products Inc (a)	37,100	4,940,236
Distributors - 0.8%
GigaCloud Technology Inc Class A (a)	342,210	14,968,265
Diversified Consumer Services - 4.8%
Carriage Services Inc	294,600	11,893,002
Covista Inc (a)	202,841	25,324,699
Grand Canyon Education Inc (a)	44,566	6,477,222
Laureate Education Inc (a)	1,331,983	51,028,269
		94,723,192
Hotels, Restaurants & Leisure - 0.2%
Cheesecake Factory Inc/The (b)	29,323	2,973,939
Household Durables - 0.3%
KB Home	97,900	5,381,563
Specialty Retail - 4.4%
Abercrombie & Fitch Co Class A (a)	79,027	7,866,348
Academy Sports & Outdoors Inc	661,059	31,367,250
Bob's Discount Furniture Inc (b)	328,467	5,475,545
Boot Barn Holdings Inc (a)	21,400	3,188,385
Caleres Inc	314,800	4,042,032
National Vision Holdings Inc (a)	456,288	10,056,588
Signet Jewelers Ltd	102,500	9,522,250
Urban Outfitters Inc (a)	194,300	14,413,174
		85,931,572
Textiles, Apparel & Luxury Goods - 0.0%
Steven Madden Ltd	50,359	2,320,542
TOTAL CONSUMER DISCRETIONARY		211,239,309
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Sprouts Farmers Market Inc (a)	224,700	19,584,852
Village Super Market Inc Class A (b)	23,000	1,010,620
TOTAL CONSUMER STAPLES		20,595,472
Energy - 4.3%
Energy Equipment & Services - 1.2%
Flowco Holdings Inc Class A	496,808	10,159,724
National Energy Services Reunited Corp (a)	264,300	7,125,528
Solaris Energy Infrastructure Inc Class A	131,900	6,780,979
		24,066,231
Oil, Gas & Consumable Fuels - 3.1%
Chord Energy Corp	169,871	23,846,491
Gulfport Energy Corp (a)	12,500	2,017,125
Ovintiv Inc	539,500	33,697,170
		59,560,786
TOTAL ENERGY		83,627,017
Financials - 13.6%
Banks - 5.6%
Axos Financial Inc (a)	154,900	15,708,409
Eastern Bankshares Inc	182,041	4,179,661
FNB Corp/PA	307,922	5,819,726
Hancock Whitney Corp	157,949	12,162,073
Old National Bancorp/IN	2,026,500	53,985,960
Pathward Financial Inc	43,400	3,829,616
UMB Financial Corp	92,251	13,443,738
		109,129,183
Capital Markets - 0.7%
WisdomTree Inc (b)	770,100	14,916,837
Consumer Finance - 3.2%
EZCORP Inc Class A (a)(b)	810,900	24,140,494
FirstCash Holdings Inc	103,133	21,040,163
SLM Corp	683,751	17,774,107
		62,954,764
Financial Services - 1.4%
Remitly Global Inc (a)	248,200	5,651,514
WEX Inc (a)	117,300	21,930,408
		27,581,922
Insurance - 2.7%
Baldwin Insurance Group Inc/The Class A (a)(b)	647,886	17,972,358
First American Financial Corp	220,445	16,531,170
Reinsurance Group of America Inc	76,900	18,213,765
		52,717,293
TOTAL FINANCIALS		267,299,999
Health Care - 19.1%
Biotechnology - 7.0%
Annexon Inc (a)	919,000	4,682,305
Avalo Therapeutics Inc (a)	354,700	6,473,275
Celldex Therapeutics Inc (a)	389,800	14,835,788
CG oncology Inc (a)	129,200	9,197,748
Cogent Biosciences Inc (a)	381,011	14,832,758
Dianthus Therapeutics Inc (a)	32,200	3,442,824
Disc Medicine Inc (a)	34,300	2,641,100
Jade Biosciences Inc (a)	51,300	1,013,175
Janux Therapeutics Inc (a)	24,500	371,665
Kiniksa Pharmaceuticals International Plc Class A (a)	93,528	6,952,872
Legend Biotech Corp ADR (a)	263,916	4,895,642
Nurix Therapeutics Inc (a)	174,700	4,054,787
Olema Pharmaceuticals Inc (a)	426,700	4,885,715
Oruka Therapeutics Inc (a)	4,000	386,040
Praxis Precision Medicines Inc (a)	32,000	9,850,560
Relay Therapeutics Inc (a)	424,300	7,989,569
Solid Biosciences Inc (a)(b)	315,400	2,542,124
Tenax Therapeutics Inc (a)	299,100	4,097,670
Travere Therapeutics Inc (a)	22,700	1,268,703
Tyra Biosciences Inc (a)	4,300	137,084
Upstream Bio Inc (a)	69,306	437,321
Vaxcyte Inc (a)	215,410	11,649,373
Viridian Therapeutics Inc (a)	316,459	5,987,404
Vor BioPharma Inc (a)	313,400	6,628,410
Zenas Biopharma Inc (a)	247,221	7,772,628
		137,026,540
Health Care Equipment & Supplies - 2.3%
Anteris Technologies Global Corp (a)	187,400	1,469,216
Haemonetics Corp (a)	45,428	3,885,911
Lantheus Holdings Inc (a)	189,869	18,918,547
LivaNova PLC (a)	136,500	10,939,110
Merit Medical Systems Inc (a)	110,100	9,359,601
		44,572,385
Health Care Providers & Services - 4.2%
Addus HomeCare Corp (a)	118,600	13,695,928
BrightSpring Health Services Inc (a)	69,349	4,140,828
Ensign Group Inc/The	68,100	12,132,696
PACS Group Inc (a)	365,700	16,825,857
Pennant Group Inc/The (a)	241,080	9,720,346
Progyny Inc (a)	505,867	15,747,640
Universal Health Services Inc Class B	59,600	10,039,024
		82,302,319
Life Sciences Tools & Services - 2.5%
ICON PLC (a)	300,200	49,102,213
Pharmaceuticals - 3.1%
Alumis Inc (a)	195,100	5,511,575
Amylyx Pharmaceuticals Inc (a)	136,730	2,776,985
Elanco Animal Health Inc (a)	427,521	11,273,729
Enliven Therapeutics Inc (a)	65,549	3,592,741
Jazz Pharmaceuticals PLC (a)	52,100	13,174,006
MBX Biosciences Inc (a)	166,100	10,950,973
Phibro Animal Health Corp Class A	134,320	4,879,846
Tarsus Pharmaceuticals Inc (a)	65,700	3,878,928
Trevi Therapeutics Inc (a)	288,500	5,265,125
		61,303,908
TOTAL HEALTH CARE		374,307,365
Industrials - 22.5%
Aerospace & Defense - 0.3%
Park Aerospace Corp	17,400	589,860
V2X Inc (a)	51,439	4,641,855
		5,231,715
Building Products - 2.2%
AZZ Inc	22,956	3,322,192
Gibraltar Industries Inc (a)	287,929	12,167,880
Griffon Corp	24,800	2,137,016
Resideo Technologies Inc (a)	412,970	14,164,871
Tecnoglass Holdings Inc (b)	268,817	11,677,410
		43,469,369
Commercial Services & Supplies - 3.6%
Brady Corp Class A	479,046	45,159,667
Brink's Co/The	212,723	25,197,039
		70,356,706
Construction & Engineering - 5.6%
Cardinal Infrastructure Group Inc Class A (b)	146,544	9,069,608
Granite Construction Inc	159,800	19,331,006
IES Holdings Inc (a)	93,936	69,939,110
Limbach Holdings Inc (a)(b)	66,600	4,775,220
Valmont Industries Inc	11,500	5,539,550
		108,654,494
Electrical Equipment - 2.2%
LSI Industries Inc	26,200	612,818
Nextpower Inc Class A (a)	93,140	8,370,492
Sensata Technologies Holding PLC	758,400	35,106,336
		44,089,646
Ground Transportation - 0.0%
Proficient Auto Logistics Inc (a)	55,344	378,553
Universal Logistics Holdings Inc	41,700	557,946
		936,499
Machinery - 4.3%
Blue Bird Corp (a)	55,900	4,158,401
Enpro Inc	27,100	8,507,232
Hillman Solutions Corp (a)	585,984	4,611,694
JBT Marel Corp	54,400	7,532,768
Kennametal Inc	212,471	7,217,640
Miller Industries Inc/TN	12,000	603,600
Mueller Industries Inc	212,452	14,108,937
Mueller Water Products Inc Class A1	192,700	4,863,748
Oshkosh Corp	49,100	6,992,331
SPX Technologies Inc (a)	72,200	15,856,564
Terex Corp	154,300	9,696,212
		84,149,127
Marine Transportation - 0.3%
Matson Inc	31,800	6,442,362
Trading Companies & Distributors - 4.0%
Core & Main Inc Class A (a)	468,994	20,621,666
DXP Enterprises Inc/TX (a)	256,764	40,317,084
Herc Holdings Inc	89,900	13,497,586
Rush Enterprises Inc Class A	38,209	3,048,696
		77,485,032
TOTAL INDUSTRIALS		440,814,950
Information Technology - 15.1%
Electronic Equipment, Instruments & Components - 6.7%
Bel Fuse Inc Class B	16,287	4,429,575
Belden Inc	151,700	18,818,385
ePlus Inc	53,933	4,983,949
Itron Inc (a)	37,700	3,757,182
Sanmina Corp (a)	413,476	76,724,607
TD SYNNEX Corp	64,200	16,415,940
TTM Technologies Inc (a)	60,500	6,984,120
		132,113,758
IT Services - 0.3%
Boost Run Inc Class A	256,300	5,136,252
Semiconductors & Semiconductor Equipment - 5.7%
Axcelis Technologies Inc (a)	260,800	34,003,104
Diodes Inc (a)	297,502	24,490,365
Penguin Solutions Inc (a)	751,090	39,529,867
Synaptics Inc (a)	24,700	2,650,803
Veeco Instruments Inc (a)	209,469	10,473,450
		111,147,589
Software - 2.4%
ACI Worldwide Inc (a)	273,300	15,668,289
Adeia Inc (b)	473,200	12,610,780
Bitdeer Technologies Group Class A (a)(b)	73,200	770,064
Riot Platforms Inc (a)	391,200	7,890,504
Terawulf Inc (a)(b)	560,800	9,903,728
		46,843,365
TOTAL INFORMATION TECHNOLOGY		295,240,964
Materials - 5.2%
Chemicals - 2.5%
HB Fuller Co	90,800	5,021,240
Minerals Technologies Inc	432,652	32,985,388
Perimeter Solutions Inc (a)	358,101	10,961,472
		48,968,100
Construction Materials - 1.2%
Eagle Materials Inc	94,200	19,305,348
Suncrete Inc Class A	221,100	3,734,379
		23,039,727
Containers & Packaging - 0.2%
Silgan Holdings Inc	82,600	3,302,348
Metals & Mining - 1.3%
Coeur Mining Inc	676,300	10,083,633
Commercial Metals Co	237,400	16,314,128
		26,397,761
TOTAL MATERIALS		101,707,936
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Compass Inc Class A (a)	1,393,700	15,874,243
Utilities - 0.3%
Gas Utilities - 0.3%
UGI Corp	213,400	7,708,008
TOTAL UNITED STATES		1,818,415,263
TOTAL COMMON STOCKS (Cost $1,547,960,876)		1,930,641,499

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	31,463,295	31,469,588
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	15,405,613	15,407,154
TOTAL MONEY MARKET FUNDS (Cost $46,875,275)			46,876,742

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,594,836,151)	1,977,518,241
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(17,381,740)
NET ASSETS - 100.0%	1,960,136,501

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $61,233,523.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	79,489,694	177,952,520	225,973,645	696,841	(448)	1,467	31,469,588	31,463,295
Fidelity Securities Lending Cash Central Fund	82,466,055	132,493,796	199,552,697	67,056	-	-	15,407,154	15,405,613
	161,955,749	310,446,316	425,526,342	763,897	(448)	1,467	46,876,742

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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